Stock options (Details) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Number of stock options
Outstanding		3,656,121
Granted			4,502,821
Exercised		(2,057,852)	(846,700)
Expired		(1,598,269)
Outstanding			3,656,121
Stock Option [Member]
Number of stock options
Outstanding	2,541,435	2,888,100
Granted	1,268,666	325,000
Exercised	(347,266)	(482,665)
Forfeited		(35,000)
Expired		(154,000)
Outstanding	3,462,835	2,541,435	2,888,100
Options exercisable as at end of the year	2,004,268	1,782,537
Weighted average exercise price
Outstanding at beginning of the year	CAD 1.02	CAD 0.88
Granted	1.66	1.55
Exercised	CAD 0.97	0.6
Forfeited		1.42
Expired		0.71
Options outstanding as at end of the year	CAD 1.26	1.02	CAD 0.88
Options exercisable as at end of the year	CAD 1.01	CAD 1.01